Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Accounts Receivable

	December 31,
	2025	2024
Customer trade receivables	$2,675	$2,513
Holdback receivable	5,811	10,737
Other receivables	2,032	887
Due from related parties (note 15)	274	4,973
Allowance for credit losses	(615)	(372)
	$10,177	$18,738